Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of (Loss) Income and Comprehensive(Loss) Income - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Comprehensive Income loss [Line Items]
Equity in (loss) earnings of subsidiaries	$ (3,684,384)	$ (2,134,752)	$ 1,978,553
General and administration expenses and others	(2,101,927)	(4,568)
NET (LOSS) INCOME	(5,786,311)	(2,139,320)	1,978,553
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(403,073)	858,703	(396,536)
COMPREHENSIVE (LOSS) INCOME	$ (6,189,384)	$ (1,280,617)	$ 1,582,017